Income Taxes (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Beginning balance, January 1	$ 0.7	$ 8.0	$ 8.0
Additions	0.0	0.3	0.1
Reductions	(0.7)	(6.0)	(0.1)
Settlements	0.0	(1.6)	0.0
Ending balance, December 31	$ 0.0	$ 0.7	$ 8.0